Mortgages Payable	12 Months Ended
Dec. 31, 2015
Mortgages Payable [Abstract]
Mortgage Notes Payable Disclosure [Text Block]

13. Mortgages Payable

The Partnership reports the mortgage loans secured by certain MF Properties on its consolidated financial statements as Mortgages payable.  As of December 31, 2015 and 2014, outstanding mortgage loans totaled approximately $68.3 million and approximately $76.7 million, respectively. These mortgages carry interest rates ranging from 2.9% to 4.8% with maturity dates ranging from March 2017 to March 2020.

The Partnership implemented Accounting Standards Update (“ASU”) 2015-03, “Interest – Imputation of Interest (Subtopic 835-30)” in the first quarter of 2016. The new accounting guidance changed the presentation of deferred financing costs in the consolidated financial statements to present them as a direct deduction from the related debt liability rather than as Other Assets and is applied retrospectively.

In November 2015, the Partnership refinanced the Eagle Village mortgage, extending the due date to September 2018 (see tables below).

In April 2014, the Partnership paid off in full the approximately $1.9 million mortgage which was collateralized by the Glynn Place Apartments, an MF Property.

In March 2014, the Partnership refinanced the Arboretum mortgage, extending the due date to March 28, 2017 with a fixed interest rate of 3.75% per annum.

The following is a summary of the Mortgage Loans payable, net of deferred financing costs, on MF Properties:

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	Variable Based Rate	Facility Fees	Year End Rate
Arboretum	$16,683,146	2011	March 2017	Fixed	N/A	N/A	N/A	3.75%
Eagle Village (1)	8,037,133	2010	September 2018	Variable	Monthly	0.25%	3.00%	3.25%
Residences of DeCordova	1,807,246	2012	June 2017	Fixed	N/A	N/A	N/A	4.75%
Residences of Weatherford	5,820,623	2011	June 2017	Fixed	N/A	N/A	N/A	4.75%
The 50/50 UNL Student Housing-- Mortgage (2)	25,363,647	2013	March 2020	Variable	Monthly	3.25%	N/A	3.25%
The 50/50 UNL Student Housing--TIF Loan	4,035,780	2014	December 2019	Fixed	N/A	N/A	N/A	4.65%
Woodland Park (1)	6,074,738	2013	August 2017	Variable	Monthly	0.19%	2.75%	2.94%
Total Mortgage Payable\Effective Rate	$67,822,313							3.60%

(1) Variable rate is based on LIBOR
(2) Variable rate is based on Wall Street Journal Prime Rate

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	Variable Based Rate	Facility Fees	Year End Rate
Arboretum	$17,072,781	2011	March 2017	Fixed	N/A	N/A	N/A	3.75%
Eagle Village (1)	8,223,550	2010	September 2015	Variable	Monthly	1.60%	2.75%	4.35%
Residences of DeCordova	1,867,184	2012	June 2017	Fixed	N/A	N/A	N/A	4.75%
Residences of Weatherford	6,023,016	2011	June 2017	Fixed	N/A	N/A	N/A	4.75%
The 50/50 UNL Student Housing-- Mortgage (2)	25,330,864	2013	March 2020	Variable	Monthly	3.25%	N/A	3.25%
The 50/50 UNL Student Housing--TIF Loan	3,963,588	2014	December 2019	Fixed	N/A	N/A	N/A	4.65%
The Colonial	7,476,419	2013	February 2016	Fixed	N/A	N/A	N/A	3.55%
Woodland Park (1)	6,074,738	2013	August 2017	Variable	Monthly	0.21%	2.75%	2.96%
Total Mortgage Payable\Effective Rate	$76,032,140							3.72%

(1) Variable rate is based on LIBOR
(2) Variable rate is based on Wall Street Journal Prime Rate

The Partnership’s mortgages payable as of December 31, 2015, contractually mature over the next five years and thereafter as follows:

2016	$1,919,689
2017	31,535,642
2018	9,114,886
2019	5,104,650
2020	20,616,986
Thereafter	-
Total	$68,291,853

The Partnership expects each of the MF Properties to eventually be sold either to a not-for-profit entity or in connection with a syndication of LIHTCs. The proceeds from such sale will be utilized to retire any associated outstanding mortgage loan.  Should a mortgage loan reach maturity prior to a sale of the associated MF Property, the Partnership would either seek to refinance such mortgage loan or utilize cash reserves to retire the loan.  The Partnership expects to provide mortgage revenue bonds as part of an overall plan of financing the acquisition of a MF Property by a new property owner.